S000006736 [Member] Investment Objectives and Goals - Small Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Small Cap Value Fund (the “Fund”) is to seek capital appreciation.